LVIP Macquarie Wealth Builder Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–50.08%
U.S. MARKETS–45.69%
Aerospace & Defense–0.64%
Lockheed Martin Corp.	349	$204,011
Northrop Grumman Corp.	1,200	633,684
		837,695
Air Freight & Logistics–0.29%
Expeditors International of Washington, Inc.	2,861	375,935
		375,935
Banks–2.19%
Citizens Financial Group, Inc.	12,570	516,250
Fifth Third Bancorp	5,740	245,902
KeyCorp	28,458	476,672
PNC Financial Services Group, Inc.	1,445	267,108
Regions Financial Corp.	5,998	139,933
Truist Financial Corp.	14,300	611,611
U.S. Bancorp	13,400	612,782
		2,870,258
Biotechnology–0.88%
AbbVie, Inc.	3,725	735,613
Gilead Sciences, Inc.	4,917	412,241
		1,147,854
Broadline Retail–0.17%
eBay, Inc.	3,353	218,314
		218,314
Building Products–0.36%
Masco Corp.	5,604	470,400
		470,400
Capital Markets–1.87%
Ameriprise Financial, Inc.	983	461,823
Artisan Partners Asset Management, Inc. Class A	4,147	179,648
Bank of New York Mellon Corp.	6,984	501,870
BlackRock, Inc.	656	622,879
Blackstone, Inc.	2,559	391,860
State Street Corp.	3,319	293,632
		2,451,712
Chemicals–0.78%
Dow, Inc.	6,394	349,304
DuPont de Nemours, Inc.	7,600	677,236
		1,026,540
Commercial Services & Supplies–0.06%
†Pluxee NV	3,468	73,108
		73,108
Communications Equipment–1.40%
Cisco Systems, Inc.	21,793	1,159,823
Motorola Solutions, Inc.	1,500	674,445
		1,834,268
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Consumer Finance–0.53%
Ally Financial, Inc.	6,020	$214,252
Synchrony Financial	9,715	484,584
		698,836
Consumer Staples Distribution & Retail–0.26%
†Dollar Tree, Inc.	4,900	344,568
		344,568
Distributors–0.42%
Genuine Parts Co.	3,906	545,590
		545,590
Diversified REITs–0.02%
Essential Properties Realty Trust, Inc.	641	21,890
Gladstone Commercial Corp.	337	5,473
		27,363
Diversified Telecommunication Services–0.79%
AT&T, Inc.	21,948	482,856
Verizon Communications, Inc.	12,305	552,618
		1,035,474
Electric Utilities–0.48%
Duke Energy Corp.	5,500	634,150
		634,150
Electronic Equipment, Instruments & Components–0.50%
†Teledyne Technologies, Inc.	1,495	654,302
		654,302
Entertainment–0.85%
Electronic Arts, Inc.	4,153	595,706
Walt Disney Co.	5,410	520,388
		1,116,094
Financial Services–1.08%
Corebridge Financial, Inc.	14,568	424,803
Fidelity National Information Services, Inc.	7,782	651,743
Western Union Co.	28,208	336,521
		1,413,067
Food Products–0.94%
Conagra Brands, Inc.	20,000	650,400
Hershey Co.	3,018	578,792
		1,229,192
Health Care Equipment & Supplies–1.15%
Baxter International, Inc.	15,400	584,738
†Hologic, Inc.	7,386	601,663
Smith & Nephew PLC	20,446	316,543
		1,502,944
Health Care Providers & Services–1.69%
Cardinal Health, Inc.	3,581	395,772
Cencora, Inc.	1,889	425,176
Cigna Group	1,800	623,592
LVIP Macquarie Wealth Builder Fund–1

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services (continued)
CVS Health Corp.	8,208	$516,119
McKesson Corp.	522	258,088
		2,218,747
Health Care REITs–0.25%
Alexandria Real Estate Equities, Inc.	494	58,662
CareTrust REIT, Inc.	696	21,478
Community Healthcare Trust, Inc.	23	417
Healthpeak Properties, Inc.	502	11,481
Medical Properties Trust, Inc.	968	5,663
Ventas, Inc.	883	56,627
Welltower, Inc.	1,388	177,706
		332,034
Hotel & Resort REITs–0.14%
Apple Hospitality REIT, Inc.	1,809	26,864
Chatham Lodging Trust	2,282	19,443
Host Hotels & Resorts, Inc.	2,871	50,529
Park Hotels & Resorts, Inc.	1,042	14,692
RLJ Lodging Trust	472	4,333
Ryman Hospitality Properties, Inc.	430	46,113
Sunstone Hotel Investors, Inc.	1,200	12,384
Xenia Hotels & Resorts, Inc.	539	7,961
		182,319
Hotels, Restaurants & Leisure–0.39%
Amadeus IT Group SA	3,852	278,367
Starbucks Corp.	2,395	233,489
		511,856
Household Durables–0.43%
PulteGroup, Inc.	3,964	568,953
		568,953
Household Products–0.08%
Essity AB Class B	3,401	106,124
		106,124
Industrial Conglomerates–0.45%
Honeywell International, Inc.	2,822	583,336
		583,336
Industrial REITs–0.24%
Americold Realty Trust, Inc.	412	11,647
Plymouth Industrial REIT, Inc.	573	12,950
Prologis, Inc.	1,946	245,741
Rexford Industrial Realty, Inc.	613	30,840
Terreno Realty Corp.	121	8,086
		309,264
Insurance–2.77%
Allstate Corp.	3,500	663,775
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Insurance (continued)
American Financial Group, Inc.	3,209	$431,931
Fidelity National Financial, Inc.	5,764	357,714
MetLife, Inc.	6,145	506,840
Principal Financial Group, Inc.	5,506	472,965
Prudential Financial, Inc.	4,271	517,218
Travelers Cos., Inc.	2,906	680,353
		3,630,796
Interactive Media & Services–0.99%
Alphabet, Inc. Class A	1,705	282,774
Alphabet, Inc. Class C	1,602	267,839
Meta Platforms, Inc. Class A	1,314	752,186
		1,302,799
IT Services–0.87%
Accenture PLC Class A	1,417	500,881
Cognizant Technology Solutions Corp. Class A	8,241	636,041
		1,136,922
Machinery–0.80%
Dover Corp.	3,372	646,547
Otis Worldwide Corp.	3,813	396,323
		1,042,870
Media–0.07%
Interpublic Group of Cos., Inc.	2,701	85,433
		85,433
Office REITs–0.06%
BXP, Inc.	216	17,379
Cousins Properties, Inc.	1,164	34,315
Orion Office REIT, Inc.	363	1,452
Piedmont Office Realty Trust, Inc. Class A	2,226	22,483
Vornado Realty Trust	71	2,797
		78,426
Oil, Gas & Consumable Fuels–2.37%
APA Corp.	7,529	184,159
Berry Corp.	41,059	211,043
Chevron Corp.	5,804	854,755
Chord Energy Corp.	1,280	166,694
Coterra Energy, Inc.	10,252	245,536
EOG Resources, Inc.	832	102,278
Exxon Mobil Corp.	11,444	1,341,466
		3,105,931
Pharmaceuticals–2.12%
Bristol-Myers Squibb Co.	6,706	346,969
Johnson & Johnson	3,862	625,876
Merck & Co., Inc.	9,665	1,097,557
Novo Nordisk AS Class B	1,140	133,942
LVIP Macquarie Wealth Builder Fund–2

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	9,479	$274,322
SIGA Technologies, Inc.	44,899	303,068
		2,781,734
Professional Services–0.90%
†Amentum Holdings, Inc.	4,208	135,708
Jacobs Solutions, Inc.	4,208	550,827
Paychex, Inc.	3,618	485,500
		1,172,035
Residential REITs–0.85%
American Homes 4 Rent Class A	942	36,163
AvalonBay Communities, Inc.	359	80,865
Camden Property Trust	400	49,412
Equity LifeStyle Properties, Inc.	417	29,749
Equity Residential	9,686	721,219
Essex Property Trust, Inc.	199	58,789
Invitation Homes, Inc.	1,749	61,670
Mid-America Apartment Communities, Inc.	275	43,697
Sun Communities, Inc.	232	31,355
		1,112,919
Retail REITs–0.38%
Agree Realty Corp.	291	21,921
Brixmor Property Group, Inc.	2,266	63,131
Kimco Realty Corp.	2,342	54,381
Kite Realty Group Trust	695	18,459
Phillips Edison & Co., Inc.	177	6,675
Realty Income Corp.	1,988	126,079
Regency Centers Corp.	535	38,643
Retail Opportunity Investments Corp.	672	10,571
Simon Property Group, Inc.	796	134,540
SITE Centers Corp.	307	18,573
Tanger, Inc.	110	3,650
		496,623
Semiconductors & Semiconductor Equipment–4.21%
Applied Materials, Inc.	1,982	400,463
Broadcom, Inc.	5,970	1,029,825
Lam Research Corp.	503	410,488
Monolithic Power Systems, Inc.	541	500,155
NVIDIA Corp.	22,032	2,675,566
QUALCOMM, Inc.	2,939	499,777
		5,516,274
Software–2.55%
Microsoft Corp.	6,258	2,692,817
Oracle Corp.	3,799	647,350
		3,340,167
Specialized REITs–0.69%
CubeSmart	739	39,780
Digital Realty Trust, Inc.	637	103,086
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Specialized REITs (continued)
EPR Properties	234	$11,475
Equinix, Inc.	230	204,155
Extra Space Storage, Inc.	405	72,977
Gaming & Leisure Properties, Inc.	1,148	59,064
Iron Mountain, Inc.	896	106,472
Lamar Advertising Co. Class A	199	26,586
Outfront Media, Inc.	1,120	20,586
Public Storage	395	143,729
VICI Properties, Inc.	3,548	118,184
		906,094
Specialty Retail–2.49%
Bath & Body Works, Inc.	8,169	260,754
Best Buy Co., Inc.	4,908	506,996
Home Depot, Inc.	1,992	807,158
Lowe's Cos., Inc.	2,500	677,125
Ross Stores, Inc.	2,652	399,153
TJX Cos., Inc.	5,151	605,449
		3,256,635
Technology Hardware, Storage & Peripherals–3.05%
Apple, Inc.	11,764	2,741,012
Dell Technologies, Inc. Class C	3,203	379,684
HP, Inc.	12,544	449,953
NetApp, Inc.	3,420	422,404
		3,993,053
Textiles, Apparel & Luxury Goods–0.67%
NIKE, Inc. Class B	9,925	877,370
		877,370
Tobacco–0.52%
Philip Morris International, Inc.	5,641	684,817
		684,817
Total U.S. Markets (Cost $40,695,987)		59,841,195
§DEVELOPED MARKETS–4.39%
Air Freight & Logistics–0.11%
DSV AS	718	148,231
		148,231
Beverages–0.48%
Anheuser-Busch InBev SA	3,770	249,193
Asahi Group Holdings Ltd.	4,500	58,815
Diageo PLC	9,251	321,942
		629,950
Chemicals–0.20%
Air Liquide SA	1,381	266,346
		266,346
Commercial Services & Supplies–0.26%
Securitas AB Class B	26,812	340,303
		340,303
LVIP Macquarie Wealth Builder Fund–3

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Consumer Staples Distribution & Retail–0.30%
Koninklijke Ahold Delhaize NV	9,319	$321,888
Seven & i Holdings Co. Ltd.	4,800	71,703
		393,591
Food Products–0.38%
Danone SA	3,415	248,384
Nestle SA	2,469	247,848
		496,232
Hotels, Restaurants & Leisure–0.14%
Sodexo SA	2,289	187,660
		187,660
Machinery–0.42%
Knorr-Bremse AG	1,817	161,504
Kone OYJ Class B	2,827	168,987
Makita Corp.	6,300	212,199
		542,690
Media–0.10%
Publicis Groupe SA	1,181	129,097
		129,097
Personal Care Products–0.40%
Kao Corp.	4,500	222,581
Unilever PLC	4,640	300,185
		522,766
Pharmaceuticals–0.22%
Roche Holding AG	891	284,876
		284,876
Professional Services–0.16%
Intertek Group PLC	3,032	209,167
		209,167
Software–0.22%
SAP SE	1,274	289,870
		289,870
Specialty Retail–0.08%
H & M Hennes & Mauritz AB Class B	6,332	107,738
		107,738
Textiles, Apparel & Luxury Goods–0.44%
adidas AG	641	169,749
Kering SA	335	95,781
LVMH Moet Hennessy Louis Vuitton SE	276	211,527
Swatch Group AG	465	99,582
		576,639
Tobacco–0.42%
Altria Group, Inc.	10,733	547,812
		547,812
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Wireless Telecommunication Services–0.06%
KDDI Corp.	2,500	$79,910
		79,910
Total Developed Markets (Cost $4,719,995)		5,752,878
Total Common Stock (Cost $45,415,982)		65,594,073
PREFERRED STOCK–0.19%
Henkel AG & Co. KGaA 2.20%	2,537	238,351
Total Preferred Stock (Cost $204,623)		238,351

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.40%
•Fannie Mae Connecticut Avenue Securities Series 2023-R08 1M1 6.78% (SOFR30A + 1.50%) 10/25/43	381,818	382,929
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	13	14
•Freddie Mac STACR REMIC Trust Series 2023-HQA3 A1 7.13% (SOFR30A + 1.85%) 11/25/43	143,246	144,766
Total Agency Collateralized Mortgage Obligations (Cost $525,077)		527,709
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.03%
•FREMF Mortgage Trust Series 2017-K71 B 3.88% 11/25/50	35,000	34,064
Total Agency Commercial Mortgage-Backed Security (Cost $34,581)		34,064
AGENCY MORTGAGE-BACKED SECURITIES–12.84%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	284,807	261,869
2.50% 7/1/36	264,640	248,631
3.00% 11/1/33	16,804	16,315
Fannie Mae S.F. 20 yr
2.00% 3/1/41	113,332	98,947
2.00% 5/1/41	336,251	293,925
3.00% 10/1/47	28,295	25,505
4.00% 8/1/42	264,241	259,090
4.00% 9/1/42	246,995	242,694
Fannie Mae S.F. 30 yr
2.00% 6/1/50	799,370	666,926
2.00% 3/1/51	766,740	635,068
2.50% 8/1/50	108,564	95,709
2.50% 1/1/51	125,240	109,249
2.50% 5/1/51	20,505	17,867
2.50% 7/1/51	26,744	23,338
2.50% 8/1/51	148,783	130,214
LVIP Macquarie Wealth Builder Fund–4

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.50% 12/1/51	156,030	$135,205
2.50% 2/1/52	334,009	290,810
2.50% 4/1/52	124,551	108,253
3.00% 7/1/47	413,496	378,350
3.00% 2/1/48	274,258	252,368
3.00% 3/1/48	123,067	112,913
3.00% 11/1/48	29,756	27,301
3.00% 3/1/50	4,592	4,205
3.00% 7/1/50	92,618	84,962
3.00% 5/1/51	19,510	17,846
3.00% 12/1/51	274,612	250,809
3.00% 2/1/52	122,584	110,769
3.00% 6/1/52	333,978	301,881
3.50% 7/1/47	79,194	75,618
3.50% 12/1/47	1,359,297	1,282,716
3.50% 9/1/52	441,928	416,703
4.00% 6/1/48	46,738	45,579
4.00% 5/1/51	206,731	201,081
4.00% 9/1/52	34,554	33,197
4.50% 7/1/40	6,804	6,794
4.50% 8/1/41	12,402	12,544
4.50% 5/1/46	27,058	27,367
4.50% 4/1/48	25,473	25,874
4.50% 12/1/48	25,534	25,382
4.50% 1/1/49	41,334	41,152
4.50% 1/1/50	93,016	93,504
4.50% 4/1/50	28,880	28,868
4.50% 10/1/52	605,015	595,010
4.50% 2/1/53	426,943	419,883
5.00% 1/1/51	102,057	103,678
5.50% 5/1/44	231,175	239,445
5.50% 11/1/52	183,938	187,825
6.00% 1/1/42	44,187	46,559
6.00% 5/1/53	116,494	120,130
6.00% 6/1/53	166,459	170,448
6.00% 9/1/53	374,162	382,482
Fannie Mae S.F. 30 yr TBA 5.50% 10/1/54	253,000	255,930
Freddie Mac S.F. 15 yr
3.00% 3/1/35	125,759	121,668
4.50% 9/1/37	228,430	229,124
Freddie Mac S.F. 20 yr
2.00% 8/1/42	143,323	124,706
2.50% 6/1/41	467,956	423,803
3.00% 6/1/42	182,027	169,561
5.00% 11/1/42	130,834	132,592
Freddie Mac S.F. 30 yr
2.50% 5/1/51	125,465	109,783
2.50% 8/1/51	48,298	42,044
2.50% 10/1/51	286,263	250,502
2.50% 12/1/51	102,147	89,478
2.50% 1/1/52	418,571	366,135
3.00% 8/1/48	59,156	54,373
3.00% 11/1/49	6,725	6,144
3.00% 1/1/50	25,366	23,245
3.00% 8/1/51	66,625	60,449
3.50% 11/1/48	311,764	295,683
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 10/1/47	70,975	$68,823
4.00% 8/1/52	529,907	511,610
4.00% 9/1/52	332,153	320,153
4.50% 8/1/48	152,114	151,769
4.50% 1/1/49	63,194	62,835
4.50% 3/1/49	20,579	20,489
4.50% 8/1/49	63,627	63,834
4.50% 9/1/52	231,029	227,533
4.50% 10/1/52	386,727	380,160
4.50% 11/1/52	97,731	96,106
5.00% 7/1/52	292,038	296,162
5.00% 9/1/52	293,218	297,426
5.00% 6/1/53	720,686	721,697
5.50% 9/1/41	32,016	33,063
5.50% 9/1/52	454,895	473,247
5.50% 11/1/52	118,601	120,878
6.00% 1/1/53	75,566	78,566
GNMA I S.F. 30 yr 3.00% 3/15/50	15,312	14,002
GNMA II S.F. 30 yr
3.00% 12/20/51	142,575	130,046
5.00% 9/20/52	71,245	71,470
5.50% 2/20/54	142,032	144,260
Total Agency Mortgage-Backed Securities (Cost $17,130,903)		16,822,207
CORPORATE BONDS–12.97%
Aerospace & Defense–0.23%
Boeing Co. 6.86% 5/1/54	210,000	230,498
Northrop Grumman Corp. 5.20% 6/1/54	65,000	66,184
		296,682
Agriculture–0.18%
Bunge Ltd. Finance Corp.
1.63% 8/17/25	155,000	150,956
4.20% 9/17/29	80,000	79,796
		230,752
Auto Manufacturers–0.15%
General Motors Co.
5.40% 4/1/48	16,000	14,707
5.95% 4/1/49	19,000	18,833
General Motors Financial Co., Inc.
5.60% 6/18/31	20,000	20,536
5.95% 4/4/34	86,000	89,004
Hyundai Capital America
5.28% 6/24/27	25,000	25,562
5.40% 6/24/31	25,000	25,926
		194,568
Auto Parts & Equipment–0.11%
Aptiv PLC 3.10% 12/1/51	227,000	144,315
		144,315
Banks–3.05%
μBank of America Corp.
2.48% 9/21/36	175,000	147,665
5.47% 1/23/35	210,000	220,837
LVIP Macquarie Wealth Builder Fund–5

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of America Corp. (continued)
5.82% 9/15/29	55,000	$57,881
5.87% 9/15/34	25,000	26,971
6.20% 11/10/28	110,000	116,112
μBank of New York Mellon Corp.
4.70% 9/20/25	180,000	178,597
5.80% 10/25/28	19,000	19,916
Citibank NA 5.57% 4/30/34	250,000	266,701
μCitigroup, Inc. 5.61% 9/29/26	67,000	67,581
μCitizens Bank NA 6.06% 10/24/25	250,000	249,996
μGoldman Sachs Group, Inc.
5.73% 4/25/30	35,000	36,783
5.85% 4/25/35	40,000	42,980
6.48% 10/24/29	55,000	59,226
μHuntington Bancshares, Inc. 6.21% 8/21/29	55,000	58,184
μJPMorgan Chase & Co.
5.01% 1/23/30	40,000	41,024
5.57% 4/22/28	45,000	46,398
6.25% 10/23/34	21,000	23,356
KeyBank NA 3.40% 5/20/26	250,000	244,162
μMorgan Stanley
2.48% 9/16/36	172,000	143,921
5.83% 4/19/35	77,000	82,709
6.14% 10/16/26	210,000	213,282
6.30% 10/18/28	74,000	78,230
6.41% 11/1/29	52,000	55,879
6.63% 11/1/34	50,000	56,552
μPNC Financial Services Group, Inc.
5.68% 1/22/35	35,000	37,104
6.88% 10/20/34	155,000	177,472
μRegions Financial Corp. 5.50% 9/6/35	45,000	45,793
State Street Corp. 4.99% 3/18/27	50,000	51,182
SVB Financial Group
‡1.80% 10/28/26	15,000	8,700
‡1.80% 2/2/31	325,000	188,500
μ‡4.57% 4/29/33	35,000	20,300
μTruist Bank 4.63% 9/17/29	522,000	519,164
μTruist Financial Corp. 4.95% 9/1/25	65,000	64,390
μU.S. Bancorp
2.49% 11/3/36	30,000	25,318
4.65% 2/1/29	35,000	35,339
5.38% 1/23/30	15,000	15,578
5.68% 1/23/35	35,000	37,100
5.73% 10/21/26	9,000	9,112
6.79% 10/26/27	20,000	21,004
μUBS Group AG 6.85% 9/10/29	200,000	202,381
		3,993,380
Biotechnology–0.28%
Amgen, Inc. 5.15% 3/2/28	245,000	252,279
Gilead Sciences, Inc. 4.80% 4/1/44	35,000	33,810
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Royalty Pharma PLC 1.75% 9/2/27	90,000	$83,866
		369,955
Chemicals–0.16%
Celanese U.S. Holdings LLC 6.17% 7/15/27	105,000	108,802
LYB International Finance III LLC
3.63% 4/1/51	40,000	29,811
5.50% 3/1/34	70,000	72,807
		211,420
Commercial Services–0.02%
ERAC USA Finance LLC 4.90% 5/1/33	25,000	25,485
		25,485
Computers–0.05%
Apple, Inc.
1.40% 8/5/28	40,000	36,698
2.70% 8/5/51	35,000	24,111
		60,809
Diversified Financial Services–1.16%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45% 4/3/26	325,000	324,177
Air Lease Corp.
2.88% 1/15/26	410,000	401,581
4.63% 10/1/28	49,000	49,171
5.10% 3/1/29	36,000	36,866
5.20% 7/15/31	10,000	10,223
Aviation Capital Group LLC
3.50% 11/1/27	165,000	159,190
5.38% 7/15/29	45,000	45,968
Jefferies Financial Group, Inc.
2.63% 10/15/31	500,000	433,694
5.88% 7/21/28	15,000	15,647
6.45% 6/8/27	25,000	26,234
6.50% 1/20/43	15,000	16,482
		1,519,233
Electric–1.93%
AEP Texas, Inc.
3.45% 1/15/50	20,000	14,493
5.40% 6/1/33	20,000	20,543
Baltimore Gas & Electric Co. 4.55% 6/1/52	100,000	90,301
Berkshire Hathaway Energy Co. 2.85% 5/15/51	50,000	33,833
Constellation Energy Generation LLC 5.75% 3/15/54	55,000	58,191
DTE Energy Co. 5.10% 3/1/29	45,000	46,339
Duke Energy Carolinas LLC 4.95% 1/15/33	215,000	221,635
μDuke Energy Corp. 6.45% 9/1/54	25,000	25,957
LVIP Macquarie Wealth Builder Fund–6

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	$82,085
3.25% 10/1/49	275,000	200,976
Entergy Louisiana LLC 4.95% 1/15/45	20,000	19,157
Entergy Mississippi LLC 2.85% 6/1/28	165,000	157,097
Entergy Texas, Inc. 3.55% 9/30/49	325,000	246,977
Exelon Corp. 5.45% 3/15/34	25,000	26,224
Nevada Power Co. 3.13% 8/1/50	165,000	114,408
NextEra Energy Capital Holdings, Inc.
5.55% 3/15/54	50,000	52,209
5.75% 9/1/25	15,000	15,152
Oglethorpe Power Corp. 6.20% 12/1/53	10,000	10,934
PacifiCorp
5.10% 2/15/29	10,000	10,330
5.45% 2/15/34	20,000	20,787
5.80% 1/15/55	20,000	20,983
μSempra 6.40% 10/1/54	50,000	50,094
Southern California Edison Co.
3.65% 2/1/50	80,000	62,285
4.00% 4/1/47	85,000	71,049
4.88% 3/1/49	130,000	123,423
5.20% 6/1/34	45,000	46,643
Southwestern Electric Power Co. 4.10% 9/15/28	460,000	456,241
Vistra Operations Co. LLC
5.13% 5/13/25	123,000	122,739
6.00% 4/15/34	20,000	21,373
6.95% 10/15/33	50,000	56,370
WEC Energy Group, Inc. 1.80% 10/15/30	40,000	34,586
		2,533,414
Electronics–0.05%
Amphenol Corp.
2.20% 9/15/31	15,000	12,962
5.05% 4/5/27	25,000	25,587
5.25% 4/5/34	30,000	31,343
		69,892
Gas–0.07%
Southern California Gas Co. 2.95% 4/15/27	95,000	92,460
		92,460
Health Care Services–0.32%
Elevance Health, Inc.
5.13% 2/15/53	27,000	26,494
5.15% 6/15/29	40,000	41,503
5.38% 6/15/34	25,000	26,280
HCA, Inc.
5.45% 4/1/31	30,000	31,257
6.00% 4/1/54	45,000	47,547
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc.
4.90% 4/15/31	45,000	$46,554
5.38% 4/15/54	145,000	150,736
5.50% 7/15/44	50,000	52,914
		423,285
Insurance–0.49%
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	85,000	56,467
5.00% 9/12/32	150,000	153,842
Aon North America, Inc.
5.30% 3/1/31	20,000	20,865
5.75% 3/1/54	10,000	10,593
Athene Holding Ltd.
3.45% 5/15/52	125,000	85,693
3.95% 5/25/51	55,000	42,267
Marsh & McLennan Cos., Inc. 5.70% 9/15/53	110,000	118,239
New York Life Global Funding 5.45% 9/18/26	145,000	149,031
		636,997
Internet–0.46%
Amazon.com, Inc. 1.50% 6/3/30	375,000	328,081
Meta Platforms, Inc.
4.30% 8/15/29	30,000	30,462
4.55% 8/15/31	10,000	10,224
4.75% 8/15/34	25,000	25,517
5.40% 8/15/54	30,000	31,430
Netflix, Inc. 4.90% 8/15/34	145,000	149,980
Uber Technologies, Inc. 5.35% 9/15/54	30,000	29,754
		605,448
Investment Companies–0.11%
Apollo Debt Solutions BDC 6.70% 7/29/31	40,000	41,208
Blue Owl Credit Income Corp. 5.80% 3/15/30	100,000	99,049
		140,257
Machinery Diversified–0.43%
Otis Worldwide Corp. 2.57% 2/15/30	620,000	568,073
		568,073
Media–0.36%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.85% 4/1/61	480,000	294,401
Time Warner Cable LLC 7.30% 7/1/38	165,000	173,335
		467,736
LVIP Macquarie Wealth Builder Fund–7

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining–0.05%
Freeport-McMoRan, Inc. 5.45% 3/15/43	65,000	$65,279
		65,279
Miscellaneous Manufacturing–0.10%
Teledyne Technologies, Inc.
2.25% 4/1/28	75,000	70,020
2.75% 4/1/31	65,000	58,381
		128,401
Office Business Equipment–0.14%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	195,000	184,462
		184,462
Oil & Gas–0.38%
BP Capital Markets America, Inc.
4.81% 2/13/33	55,000	55,735
5.23% 11/17/34	30,000	31,234
Diamondback Energy, Inc.
5.20% 4/18/27	20,000	20,412
5.40% 4/18/34	20,000	20,417
5.75% 4/18/54	68,000	68,522
Occidental Petroleum Corp.
5.38% 1/1/32	25,000	25,343
5.55% 10/1/34	135,000	137,050
6.05% 10/1/54	15,000	15,229
6.13% 1/1/31	82,000	86,533
TotalEnergies Capital SA 5.49% 4/5/54	40,000	41,338
		501,813
Pharmaceuticals–0.02%
AbbVie, Inc. 5.35% 3/15/44	25,000	26,372
		26,372
Pipelines–1.10%
Cheniere Energy Partners LP
4.50% 10/1/29	55,000	54,248
5.75% 8/15/34	23,000	23,960
Enbridge, Inc.
5.25% 4/5/27	60,000	61,432
μ5.75% 7/15/80	20,000	19,637
Energy Transfer LP
5.95% 5/15/54	35,000	35,821
6.05% 9/1/54	45,000	46,618
6.25% 4/15/49	230,000	241,845
Enterprise Products Operating LLC
3.30% 2/15/53	5,000	3,575
4.95% 2/15/35	30,000	30,466
5.35% 1/31/33	140,000	146,944
5.55% 2/16/55	30,000	30,990
Kinder Morgan, Inc. 5.00% 2/1/29	15,000	15,321
MPLX LP
1.75% 3/1/26	30,000	28,891
4.00% 3/15/28	85,000	83,829
ONEOK, Inc.
5.65% 11/1/28	15,000	15,678
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK, Inc. (continued)
6.10% 11/15/32	180,000	$193,767
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	105,000	98,798
5.00% 1/15/28	185,000	184,982
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	140,000	128,215
		1,445,017
Real Estate Investment Trusts–0.41%
American Homes 4 Rent LP 3.63% 4/15/32	150,000	138,665
American Tower Corp.
2.30% 9/15/31	30,000	25,814
5.20% 2/15/29	30,000	30,983
5.45% 2/15/34	30,000	31,362
Crown Castle, Inc. 1.05% 7/15/26	70,000	66,027
Extra Space Storage LP 5.40% 2/1/34	75,000	77,458
VICI Properties LP 4.95% 2/15/30	160,000	160,947
		531,256
Retail–0.06%
Home Depot, Inc.
4.85% 6/25/31	15,000	15,549
4.88% 6/25/27	15,000	15,390
4.95% 6/25/34	45,000	46,783
		77,722
Semiconductors–0.19%
Broadcom, Inc.
3.47% 4/15/34	163,000	146,781
5.05% 7/12/29	40,000	41,203
5.15% 11/15/31	25,000	25,944
Entegris, Inc. 4.75% 4/15/29	40,000	39,418
		253,346
Software–0.36%
Oracle Corp.
3.60% 4/1/50	109,000	82,982
4.20% 9/27/29	30,000	29,939
4.65% 5/6/30	15,000	15,296
5.38% 9/27/54	30,000	29,982
Roper Technologies, Inc. 4.90% 10/15/34	40,000	40,280
Workday, Inc.
3.50% 4/1/27	130,000	127,903
3.80% 4/1/32	150,000	142,387
		468,769
Telecommunications–0.52%
Rogers Communications, Inc.
5.00% 2/15/29	80,000	81,640
5.30% 2/15/34	90,000	91,562
T-Mobile USA, Inc.
3.00% 2/15/41	520,000	399,359
LVIP Macquarie Wealth Builder Fund–8

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc. (continued)
5.25% 6/15/55	60,000	$59,703
5.75% 1/15/34	25,000	26,847
Verizon Communications, Inc. 2.88% 11/20/50	35,000	23,736
		682,847
Transportation–0.03%
Burlington Northern Santa Fe LLC 2.88% 6/15/52	60,000	41,371
		41,371
Total Corporate Bonds (Cost $17,654,011)		16,990,816
NON-AGENCY ASSET-BACKED SECURITIES–3.15%
•AIMCO CLO 17 Ltd. Series 2022-17A CR 7.18% (TSFR03M + 1.90%) 7/20/37	250,000	250,574
•AMMC CLO 22 Ltd. Series 2018-22A A 6.58% (TSFR03M + 1.29%) 4/25/31	33,211	33,243
•Apex Credit CLO Ltd. Series 2018-1A A2 6.58% (TSFR03M + 1.29%) 4/25/31	85,135	85,146
•Ballyrock CLO 27 Ltd.
Series 2024-27A A1A 6.21% (TSFR03M + 1.35%) 10/25/37	300,000	300,169
Series 2024-27A B 6.76% (TSFR03M + 1.90%) 10/25/37	150,000	150,118
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	215,000	200,049
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	340,375	313,582
Enterprise Fleet Financing LLC Series 2022-2 A2 4.65% 5/21/29	47,989	47,924
Ford Credit Auto Owner Trust Series 2023-C A3 5.53% 9/15/28	600,000	612,659
GM Financial Automobile Leasing Trust Series 2024-1 A3 5.09% 3/22/27	600,000	606,011
GMF Floorplan Owner Revolving Trust Series 2023-1 A1 5.34% 6/15/28	170,000	172,942
•Man GLG U.S. CLO Series 2018-1A A1R 6.68% (TSFR03M + 1.40%) 4/22/30	117,889	118,004
PFS Financing Corp. Series 2024-B A 4.95% 2/15/29	600,000	609,762
Taco Bell Funding LLC Series 2021-1A A2I 1.95% 8/25/51	294,750	276,229
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•TCW CLO Ltd. Series 2024-2A C 7.38% (TSFR03M + 2.15%) 7/17/37	250,000	$251,038
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	100,000	99,222
Total Non-Agency Asset-Backed Securities (Cost $4,163,164)		4,126,672
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.18%
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	80,283	67,623
•JP Morgan Mortgage Trust
Series 2014-2 B2 3.42% 6/25/29	31,568	30,069
Series 2021-10 A3 2.50% 12/25/51	80,251	67,496
•Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 2.50% 7/25/51	78,139	65,670
•Sequoia Mortgage Trust Series 2015-1 B2 3.93% 1/25/45	3,630	3,524
Total Non-Agency Collateralized Mortgage Obligations (Cost $278,026)		234,382
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.14%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	67,959
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	47,173
Series 2019-BN20 A3 3.01% 9/15/62	395,000	359,513
Series 2019-BN21 A5 2.85% 10/17/52	225,000	205,917
Series 2020-BN25 A5 2.65% 1/15/63	500,000	451,812
Benchmark Mortgage Trust
•Series 2019-B10 B 4.18% 3/15/62	225,000	201,641
Series 2020-B20 A5 2.03% 10/15/53	50,000	42,021
Series 2020-B21 A5 1.98% 12/17/53	45,000	38,547
Series 2021-B24 A5 2.58% 3/15/54	47,000	40,780
•Series 2022-B35 A5 4.59% 5/15/55	70,000	67,408
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	155,000	146,659
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	56,780	55,279
LVIP Macquarie Wealth Builder Fund–9

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Mortgage Trust (continued)
Series 2019-CD8 A4 2.91% 8/15/57	400,000	$365,055
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	92,887
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	6,223	6,216
Series 2016-P3 A4 3.33% 4/15/49	145,000	141,813
Series 2020-555 A 2.65% 12/10/41	100,000	87,663
COMM Mortgage Trust
Series 2014-CR20 AM 3.94% 11/10/47	85,000	83,480
Series 2015-3BP A 3.18% 2/10/35	100,000	94,188
Series 2015-CR23 A4 3.50% 5/10/48	35,000	34,653
Series 2016-CR28 A4 3.76% 2/10/49	50,000	49,289
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	75,000	73,188
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	200,000	172,374
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	29,688
Series 2017-GS5 A4 3.67% 3/10/50	65,000	62,839
Series 2019-GC39 A4 3.57% 5/10/52	20,000	18,723
Series 2020-GC47 A5 2.38% 5/12/53	35,000	31,097
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	35,000	29,766
Series 2015-JP1 A5 3.91% 1/15/49	30,000	29,586
Series 2016-JP2 AS 3.06% 8/15/49	60,000	55,739
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	166,878	164,943
Series 2015-C33 A4 3.77% 12/15/48	220,000	217,399
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	72,514
Series 2017-C7 A5 3.41% 10/15/50	195,000	187,203
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.53% 10/15/48	35,000	34,405
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2016-C29 A4 3.33% 5/15/49	35,000	$34,198
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	100,000	93,207
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	64,101
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	57,425
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,498,543)		4,108,348
U.S. TREASURY OBLIGATIONS–11.17%
U.S. Treasury Bonds
2.25% 8/15/46	1,485,000	1,063,109
3.88% 2/15/43	310,000	299,053
4.25% 2/15/54	55,000	56,049
4.25% 8/15/54	30,000	30,633
4.63% 5/15/54	600,000	650,813
•U.S. Treasury Floating Rate Notes
4.70% 4/30/26	945,000	943,785
4.73% 7/31/26	1,495,000	1,493,170
U.S. Treasury Notes
3.50% 9/30/29	25,000	24,926
3.63% 9/30/31	355,000	354,334
3.88% 8/15/34	610,000	614,289
4.00% 1/31/31	2,990,000	3,048,982
4.38% 5/15/34	4,500,000	4,713,047
4.63% 5/31/31	735,000	776,688
^U.S. Treasury Strip Principal 0.00% 5/15/44	635,000	277,793
^U.S. Treasury STRIPS Coupon 0.00% 5/15/44	675,000	282,999
Total U.S. Treasury Obligations (Cost $14,567,327)		14,629,670

	Number of Shares
EXCHANGE-TRADED FUNDS–2.06%
iShares Core MSCI Europe ETF	13,289	809,699
Vanguard S&P 500 ETF	3,581	1,889,586
Total Exchange-Traded Funds (Cost $2,601,467)		2,699,285
MONEY MARKET FUND–0.09%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	116,980	116,980
Total Money Market Fund (Cost $116,980)		116,980

LVIP Macquarie Wealth Builder Fund–10

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT—3.86%
DISCOUNTED COMMERCIAL PAPER–3.86%
≠Fiserv, Inc. 4.94% 10/1/24	5,060,000	$5,060,000
		5,060,000
Total Short-Term Investment (Cost $5,060,000)		5,060,000

TOTAL INVESTMENTS–100.16% (Cost $112,250,684)	$131,182,557
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(208,405)
NET ASSETS APPLICABLE TO 10,486,656 SHARES OUTSTANDING–100.00%	$130,974,152

†Non-income producing.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
^Zero coupon security.
≠The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(9)	U.S. Treasury 10 yr Ultra Notes	$(1,064,672)	$(1,065,284)	12/19/24	$612	$—
43	U.S. Treasury 5 yr Notes	4,724,961	4,718,029	12/31/24	6,932	—
4	U.S. Treasury Long Bonds	496,750	499,189	12/19/24	—	(2,439)
Total Futures Contracts					$7,544	$(2,439)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
LVIP Macquarie Wealth Builder Fund–11

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR03M–3 Month Term Secured Overnight Financing Rate
yr–Year
LVIP Macquarie Wealth Builder Fund–12